Segment Analysis - Summary of Analysis by Business Segment Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	£ 1,049	£ 133	£ 411
Capital expenditure additions	365	355	332
Amortisation of acquired intangible assets	288	314	346
Depreciation and other amortisation	364	343	325
Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	106	94	19
Capital expenditure additions	100	95	85
Amortisation of acquired intangible assets	56	77	88
Depreciation and other amortisation	109	100	100
Risk & business analytics [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	852		288
Capital expenditure additions	92	83	67
Amortisation of acquired intangible assets	161	141	147
Depreciation and other amortisation	76	64	56
Legal [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	30	6	83
Capital expenditure additions	145	153	154
Amortisation of acquired intangible assets	33	52	73
Depreciation and other amortisation	147	142	135
Exhibitions [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	61	33	21
Capital expenditure additions	28	24	26
Amortisation of acquired intangible assets	36	44	38
Depreciation and other amortisation	£ 35	£ 37	£ 34